Significant accounting policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Deferred Finance Costs, Net		14,100,000
Deferred Finance Costs, Current, Net		2,600,000
Deferred Finance Costs, Noncurrent, Net		11,500,000
Vessels [Member]
Eliminated Liabilities [Line Items]
Property, Plant and Equipment, Useful Life	35 years
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Advances to Affiliate	$ 7,200,000	9,800,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	$ 19,800,000	28,400,000
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Advances to Affiliate	$ 6,800,000	9,100,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	22,700,000	31,200,000
Subsidiaries [Member]
Eliminated Liabilities [Line Items]
Restricted Net Assets	$ 119,800,000	$ 113,400,000
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 48,500,000
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			101,500,000
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 40,000,000